CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS’ DEFICIT - USD ($) $ in Thousands	Total	Series E-1	Common Class A	Common Class B	Series E	Common Stock Common Class A	Common Stock Common Class B	Additional Paid-in Capital	Accumulated Other Comprehensive Profit (Loss)	Accumulated Deficit	Previously Reported	Previously Reported Common Stock Common Class A	Previously Reported Common Stock Common Class B	Previously Reported Additional Paid-in Capital	Previously Reported Accumulated Other Comprehensive Profit (Loss)	Previously Reported Accumulated Deficit	Revision of Prior Period, Accounting Standards Update, Adjustment	Revision of Prior Period, Accounting Standards Update, Adjustment Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2018	24,496,805										24,496,805
Beginning balance at Dec. 31, 2018	$ 62,974										$ 62,974
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of convertible preferred shares, net of issuance costs (in shares)					2,480,485
Issuance of convertible preferred shares, net of issuance costs					$ 42,380
Ending balance (in shares) at Dec. 31, 2019	26,977,290
Ending balance at Dec. 31, 2019	$ 105,354
Beginning balance (in shares) at Dec. 31, 2018						13,276,756	0					13,276,756	0
Beginning balance at Dec. 31, 2018	(37,922)					$ 4	$ 0	$ 4,231	$ 0	$ (42,157)	$ (39,676)	$ 4	$ 0	$ 4,231	$ 0	$ (43,911)	$ 1,754	$ 1,754
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Elimination of ordinary share par value and issuance of Class B ordinary shares upon Recapitalization	0
Issuance of ordinary shares upon exercise of share options (in shares)						428,102
Issuance of ordinary shares upon exercise of share options	237							237
Share-based compensation expense	11,259							11,259
Other comprehensive profit (loss)	0
Net profit (loss)	(14,175)									(14,175)
Ending balance (in shares) at Dec. 31, 2019						13,704,858	0
Ending balance at Dec. 31, 2019	$ (40,601)					$ 4	$ 0	15,727	0	(56,332)
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of convertible preferred shares, net of issuance costs (in shares)					2,900,826
Issuance of convertible preferred shares, net of issuance costs					$ 54,210
Ending balance (in shares) at Dec. 31, 2020	29,878,116	0			5,381,311
Ending balance at Dec. 31, 2020	$ 159,564	$ 0			$ 96,590
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Elimination of ordinary share par value and issuance of Class B ordinary shares upon Recapitalization	0
Issuance of ordinary shares upon exercise of share options (in shares)						605,694
Issuance of ordinary shares upon exercise of share options	642							642
Share-based compensation expense	7,997							7,997
Other comprehensive profit (loss)	0
Net profit (loss)	(11,347)									(11,347)
Ending balance (in shares) at Dec. 31, 2020			14,310,552	0		14,310,552	0
Ending balance at Dec. 31, 2020	(43,309)					$ 4	$ 0	24,366	0	(67,679)
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of convertible preferred shares, net of issuance costs (in shares)		962,940			1,450,414
Issuance of convertible preferred shares, net of issuance costs		$ 6,489			$ 50,519
Reclassification of convertible preferred share warrants upon IPO	$ 74,724
Conversion of Preferred Shares into Class A Ordinary Shares upon IPO (in shares)	(32,291,470)
Conversion of convertible preferred shares into Class A ordinary shares upon IPO	$ (291,296)
Ending balance (in shares) at Dec. 31, 2021	0
Ending balance at Dec. 31, 2021	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Preferred Shares into Ordinary Shares upon IPO (in shares)						32,291,470
Conversion of Preferred Shares into Ordinary Shares upon IPO	291,296							291,296
Reclassification of convertible preferred share warrants upon IPO	35,778							35,778
Issuance of Class A Ordinary Shares upon IPO, net of underwriting discounts and commissions and other issuance costs (in shares)						19,925,000
Issuance of Class A ordinary shares upon IPO, net of underwriting discounts and commissions and other issuance costs	386,591							386,591
Elimination of ordinary share par value and issuance of Class B ordinary shares upon Recapitalization	$ 4					$ (4)		4
Elimination of ordinary share par value and issuance of Class B ordinary shares upon Recapitalization (in shares)							94,431,636
Issuance of ordinary shares upon exercise of share options (in shares)	3,006,393					2,381,269	625,124
Issuance of ordinary shares upon exercise of share options	$ 2,948							2,948
Exchange of Class B ordinary shares to Class A ordinary shares (in shares)						7,001,240	(7,001,240)
Share-based compensation expense	33,489							33,489
Ordinary share warrants issued to a customer	777							777
Other comprehensive profit (loss)	176								176
Net profit (loss)	(178,885)									(178,885)
Ending balance (in shares) at Dec. 31, 2021			75,909,531	88,055,520		75,909,531	88,055,520
Ending balance at Dec. 31, 2021	$ 528,861					$ 0	$ 0	$ 775,249	$ 176	$ (246,564)